SMALLCAP World Fund®
Investment portfolio
June 30, 2023
unaudited

Common stocks 92.26% Industrials 20.79%	Shares	Value (000)
Saia, Inc.[1,2]	2,044,000	$699,886
Diploma PLC[1]	10,722,439	407,134
IMCD NV	2,701,267	388,549
Comfort Systems USA, Inc.[1]	2,360,862	387,654
Interpump Group SpA[1]	6,830,495	379,896
The AZEK Co., Inc., Class A1,2	11,828,381	358,282
ATS Corp.[1,2]	7,339,577	337,684
NIBE Industrier AB, Class B	29,398,225	279,424
BayCurrent Consulting, Inc.	7,040,600	264,512
Wizz Air Holdings PLC[1,2]	7,064,152	245,722
Arcosa, Inc.[1]	3,197,212	242,253
VAT Group AG	553,276	229,154
Chart Industries, Inc.[2,3]	1,259,370	201,235
Crane Co.	2,251,351	200,640
BELIMO Holding AG	386,320	192,746
Harmonic Drive Systems, Inc.[1]	5,750,750	185,498
Willscot Mobile Mini Holdings Corp., Class A2	3,841,326	183,577
EnPro Industries, Inc.[1]	1,363,052	182,008
Carel Industries SpA[1]	5,962,851	179,834
Visional, Inc.[1,2,3]	3,086,930	170,895
TransDigm Group, Inc.	190,000	169,892
XPO, Inc.[2]	2,842,812	167,726
Regal Rexnord Corp.	1,087,715	167,399
International Container Terminal Services, Inc.	44,009,076	162,313
Japan Airport Terminal Co., Ltd.	3,303,085	149,518
Armstrong World Industries, Inc.	1,971,614	144,835
Trelleborg AB, Class B	5,782,697	140,340
TFI International, Inc. (CAD denominated)	1,130,000	128,742
TFI International, Inc.	68,200	7,772
Kadant, Inc.[1]	611,789	135,878
Stericycle, Inc.[2]	2,891,425	134,278
Cleanaway Waste Management, Ltd.	75,279,081	130,291
ESCO Technologies, Inc.	1,156,662	119,865
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	11,248,700	119,525
Graco, Inc.	1,374,000	118,645
Rumo SA	25,127,700	116,502
Watsco, Inc.[3]	300,000	114,441
RS Group PLC	11,773,871	113,798
Hensoldt AG	3,416,108	112,123
Spirax-Sarco Engineering PLC	848,200	111,725
Atkore, Inc.[2]	711,548	110,959
DO & CO AG, non-registered shares[1]	779,520	106,502
Builders FirstSource, Inc.[2]	760,228	103,391
ICF International, Inc.	821,405	102,175
Copa Holdings, SA, Class A	898,945	99,405
Addtech AB, Class B	4,539,814	98,953
SMALLCAP World Fund — Page 1 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Reliance Worldwide Corp., Ltd.	35,890,301	$98,731
Simpson Manufacturing Co., Inc.	699,036	96,816
Instalco AB1,3	19,116,198	95,403
TechnoPro Holdings, Inc.	4,377,700	94,944
Aalberts NV, non-registered shares	2,235,546	94,109
KEI Industries, Ltd.	3,314,546	93,828
Masco Corp.	1,625,000	93,242
Lifco AB, Class B	4,195,000	91,291
Enerpac Tool Group Corp., Class A1	3,343,384	90,271
ManpowerGroup, Inc.	1,125,314	89,350
Boyd Group Services, Inc.	450,912	86,030
ALS, Ltd.	11,230,106	83,864
dip Corp.[1]	3,341,000	83,496
Dürr AG	2,530,870	81,861
Daiseki Co., Ltd.[1]	2,894,300	81,642
Woodward, Inc.	649,000	77,173
Volution Group PLC[1]	15,684,638	75,396
Cargotec OYJ, Class B, non-registered shares	1,368,742	75,163
Johns Lyng Group, Ltd.[1]	20,870,434	74,376
First Advantage Corp.[2]	4,627,382	71,308
The Weir Group PLC	3,166,528	70,690
Upwork, Inc.[1,2]	7,564,920	70,656
InPost SA2	6,340,673	68,799
Azelis Group NV	3,007,672	68,723
Alfen NV2,3	1,018,335	68,499
Munters Group AB	5,990,533	68,026
Japan Elevator Service Holdings Co., Ltd.[1]	5,123,854	67,328
Ceridian HCM Holding, Inc.[2]	979,310	65,584
SHO-BOND Holdings Co., Ltd.	1,591,700	63,373
Zhejiang Weixing New Building Materials Co., Ltd., Class A	22,352,304	63,244
Fluidra, SA, non-registered shares	3,189,400	62,118
Sulzer AG	691,945	59,522
CSW Industrials, Inc.	350,667	58,277
FTI Consulting, Inc.[2]	303,152	57,659
Arcadis NV, non-registered shares	1,361,000	56,982
CCR SA, ordinary nominative shares	19,207,630	56,361
IMI PLC	2,695,989	56,337
Concentrix Corp.	685,884	55,385
International Consolidated Airlines Group SA (CDI)[2]	26,494,000	54,694
Montana Aerospace AG1,2	3,375,532	54,446
Engcon AB, Class B	6,013,176	53,621
Textron, Inc.	780,000	52,751
GVS SpA[2]	8,720,038	52,734
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[2]	2,557,800	35,681
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates[2,3]	11,941,586	16,723
Polycab India, Ltd.	1,202,370	52,058
JGC Holdings Corp.	3,883,300	50,619
Marlowe PLC[1,2,3]	6,904,878	49,115
Kingspan Group PLC	724,000	48,203
Loomis AB	1,629,000	47,570
CG Power and Industrial Solutions, Ltd.	10,184,411	47,045
Matson, Inc.	579,528	45,047
MSA Safety, Inc.	254,500	44,273
SMALLCAP World Fund — Page 2 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Melrose Industries PLC	6,786,734	$43,688
Lyft, Inc.[2]	4,535,000	43,491
Guangzhou Baiyun International Airport Co., Ltd., Class A2	21,926,503	43,365
IDEX Corp.	200,000	43,052
Adecco Group AG	1,294,035	42,238
TELUS International (Cda), Inc., subordinate voting shares[2]	2,778,650	42,180
NORMA Group SE, non-registered shares[1]	2,276,962	42,040
Sun Country Airlines Holdings, Inc.[2]	1,816,363	40,832
Driven Brands Holdings, Inc.[2]	1,501,000	40,617
Antares Vision SpA[2]	5,278,008	39,684
Advanced Drainage Systems, Inc.	323,056	36,757
DL E&C Co., Ltd.	1,354,400	35,940
Trex Co., Inc.[2]	535,600	35,114
Fiverr International, Ltd.[2,3]	1,336,944	34,774
Haitian International Holdings, Ltd.	14,733,481	34,427
Centre Testing International Group Co., Ltd.	12,715,436	34,167
Sinoseal Holding Co., Ltd., Class A	5,298,624	33,741
Vicor Corp.[2]	604,239	32,629
Fasadgruppen Group AB1	3,969,905	31,231
Voltronic Power Technology Corp.	490,000	31,068
Generac Holdings, Inc.[2]	207,989	31,017
LIXIL Corp.	2,434,500	30,919
Hefei Meyer Optoelectronic Technology, Inc., Class A	8,060,809	28,666
MSC Industrial Direct Co., Inc., Class A	300,000	28,584
SIS, Ltd.[2]	5,544,711	28,582
Bombardier, Inc., Class B2,3	562,403	27,726
Ventia Services Group Pty, Ltd.	12,643,253	25,609
Miura Co., Ltd.	978,947	25,596
L&T Technology Services, Ltd.	520,280	25,041
Indutrade AB	1,080,000	24,369
XP Power, Ltd.	939,012	23,523
Judges Scientific PLC	198,071	22,984
EuroGroup Laminations SpA[2]	3,078,119	22,063
BWX Technologies, Inc.	301,745	21,596
Norva24 Group AB1,2	9,330,000	21,538
Dreamfolks Services, Ltd.[1,2]	2,692,012	21,252
Computer Age Management Services, Ltd.	765,815	20,543
INVISIO Communications AB	950,000	20,283
MonotaRO Co., Ltd.	1,511,100	19,256
easyJet PLC[2]	3,000,000	18,469
CMS Info Systems, Ltd.[2]	4,060,227	18,225
Grupa Pracuj SA	1,300,000	17,964
Dätwyler Holding, Inc., non-registered shares	82,914	17,685
Burckhardt Compression Holding AG	28,900	16,965
APM Human Services International, Ltd.[3]	11,267,629	15,969
Einride AB2,4,5	438,277	15,624
UFP Industries, Inc.	154,191	14,964
Grafton Group PLC	1,437,900	14,309
Green Landscaping Group AB2	1,977,759	13,863
TDCX, Inc., Class A (ADR)[1,2]	1,748,120	13,828
Midac Holdings Co., Ltd.	1,245,600	13,249
Oshkosh Corp.	150,000	12,988
Chemring Group PLC	3,445,200	12,402
Crane NXT, Co.	213,886	12,072
AirTAC International Group	364,000	12,041
SMALLCAP World Fund — Page 3 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Valmet OYJ[3]	357,836	$9,957
Pyrum Innovations AG2	128,340	7,229
SITC International Holdings Co., Ltd.	2,879,000	5,284
Fluence Energy, Inc., Class A2,3	135,932	3,621
APi Group Corp.[2]	126,353	3,444
Ceres Power Holdings PLC[2,3]	831,946	3,207
		13,977,554
Consumer discretionary 18.53%
TopBuild Corp.[1,2]	2,462,618	655,106
Evolution AB	4,940,540	626,064
Tube Investments of India, Ltd.[1]	11,627,785	450,282
Floor & Decor Holdings, Inc., Class A2	4,046,400	420,664
Dollarama, Inc.	5,010,000	339,307
Toll Brothers, Inc.	3,372,289	266,647
YETI Holdings, Inc.[1,2]	6,767,444	262,848
Melco Resorts & Entertainment, Ltd. (ADR)[2]	19,752,500	241,178
Wyndham Hotels & Resorts, Inc.	3,466,022	237,665
Wayfair, Inc., Class A2,3	3,648,801	237,209
Thor Industries, Inc.	2,155,644	223,109
IDP Education, Ltd.[1]	14,330,622	211,906
DraftKings, Inc., Class A2	7,529,667	200,063
Light & Wonder, Inc.[2]	2,904,204	199,693
WH Smith PLC[1]	9,342,407	184,233
CAVA Group, Inc.[2,3]	2,500,000	102,375
CAVA Group, Inc. (6 month lock up)[2]	1,993,092	75,904
Cavco Industries, Inc.[1,2]	588,800	173,696
Kindred Group PLC (SDR)[1]	15,310,305	163,106
Pets at Home Group PLC[1]	33,138,500	158,675
Five Below, Inc.[2]	804,402	158,097
KB Home	2,957,918	152,954
Adient PLC[2]	3,974,801	152,314
Boot Barn Holdings, Inc.[1,2]	1,787,200	151,358
Moncler SpA	2,015,000	139,425
Jack in the Box, Inc.[1]	1,428,885	139,359
Lennar Corp., Class A	1,058,458	132,635
Lennar Corp., Class B	21,169	2,392
Polaris, Inc.	1,085,000	131,209
Jumbo SA	4,771,161	131,112
Norwegian Cruise Line Holdings, Ltd.[2,3]	5,883,204	128,077
Games Workshop Group PLC	917,600	127,512
Inchcape PLC	12,645,629	124,976
NEXTAGE Co., Ltd.[1,3]	6,414,700	124,703
MakeMyTrip, Ltd., non-registered shares[1,2]	4,567,951	123,243
Watches of Switzerland Group PLC[1,2]	15,447,466	120,122
Pool Corp.	317,700	119,023
Domino’s Pizza Enterprises, Ltd.	3,778,617	116,937
Helen of Troy, Ltd.[2]	1,076,247	116,256
Century Communities, Inc.	1,512,000	115,849
LGI Homes, Inc.[2]	796,562	107,448
HUGO BOSS AG	1,303,146	101,725
Fox Factory Holding Corp.[2]	915,190	99,307
Bright Horizons Family Solutions, Inc.[2]	1,058,300	97,840
Skyline Champion Corp.[2]	1,490,000	97,521
Malibu Boats, Inc., Class A1,2	1,649,000	96,730
SMALLCAP World Fund — Page 4 of 29

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Lottomatica Group SpA[2]	9,939,302	$94,532
Golden Entertainment, Inc.[1,2]	2,254,271	94,229
Kontoor Brands, Inc.	2,222,981	93,588
M.D.C. Holdings, Inc.	2,001,000	93,587
Domino’s Pizza Group PLC[1]	26,295,118	92,268
Auction Technology Group PLC[1,2]	9,694,672	92,054
Mattel, Inc.[2]	4,700,000	91,838
Entain PLC	5,635,173	91,516
Asbury Automotive Group, Inc.[2]	376,212	90,449
Skechers USA, Inc., Class A2	1,600,000	84,256
Salvatore Ferragamo SpA[3]	5,106,419	84,128
Shoei Co., Ltd.[1]	4,291,700	79,556
MRF, Ltd.	62,530	77,214
Installed Building Products, Inc.	524,659	73,536
Jiumaojiu International Holdings, Ltd.[3]	44,092,531	72,561
FIGS, Inc., Class A2,3	8,569,561	70,870
Tsuburaya Fields Holdings, Inc.	3,359,000	70,287
Victoria PLC[1,2]	9,200,079	68,847
ABC-Mart, Inc.	1,219,700	66,085
NOK Corp.	4,349,300	63,769
Williams-Sonoma, Inc.	500,000	62,570
Levi Strauss & Co., Class A3	4,295,300	61,981
D.R. Horton, Inc.	490,000	59,628
Nien Made Enterprise Co., Ltd.	5,394,000	59,504
Domino’s Pizza, Inc.	176,500	59,479
On Holding AG, Class A2	1,742,200	57,493
Ariston Holding NV	5,157,220	54,572
Murphy USA, Inc.	175,000	54,444
International Game Technology PLC	1,647,850	52,550
Flutter Entertainment PLC[2]	259,095	52,147
Darden Restaurants, Inc.	303,300	50,675
Meritage Homes Corp.	353,400	50,278
RH2,3	150,000	49,439
Momo.com, Inc.	2,194,513	48,776
Dometic Group AB	7,346,736	48,343
Lojas Renner SA	11,564,503	48,304
Beazer Homes USA, Inc.[1,2]	1,659,813	46,956
Musti Group OYJ[1]	2,400,537	46,933
B&M European Value Retail SA	6,257,481	44,355
Steven Madden, Ltd.	1,353,970	44,261
Compagnie Plastic Omnium SA	2,472,513	43,496
Cairn Homes PLC	31,452,000	39,798
Snow Peak, Inc.[1,3]	3,050,800	39,771
XPEL, Inc.[2]	469,670	39,556
Six Flags Entertainment Corp.[2]	1,514,000	39,334
Trainline PLC[2]	11,392,700	37,693
MGM China Holdings, Ltd.[2,3]	32,026,400	37,522
Dowlais Group PLC[2]	22,085,556	35,606
AcadeMedia AB1	7,364,410	34,413
Devyani International, Ltd.[2]	14,334,500	32,967
Puuilo OYJ	4,124,072	32,576
Mazda Motor Corp.	3,264,000	31,899
Tongcheng Travel Holdings, Ltd.[2]	15,035,800	31,557
Haichang Ocean Park Holdings, Ltd.[2,3]	206,153,000	31,360
DPC Dash, Ltd.[2]	4,718,073	31,128
SMALLCAP World Fund — Page 5 of 29

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Macy’s, Inc.	1,900,000	$30,495
Aritzia, Inc., subordinate voting shares[2]	1,081,928	30,038
Leslie’s, Inc.[2]	3,145,120	29,533
Peloton Interactive, Inc., Class A2,3	3,817,528	29,357
Melco International Development, Ltd.[2]	30,647,000	28,551
MIPS AB	543,100	26,964
Etsy, Inc.[2]	314,350	26,597
Traeger, Inc.[1,2]	6,195,000	26,329
OneWater Marine, Inc., Class A2,3	720,078	26,096
Arco Platform, Ltd., Class A2,3	2,122,132	25,763
Brunello Cucinelli SpA	290,033	25,572
Nifco, Inc.	817,800	24,333
Chervon Holdings, Ltd.	5,619,206	22,239
Persimmon PLC	1,630,523	21,257
Bafang Electric (Suzhou) Co., Ltd., Class A	2,126,718	20,546
Everi Holdings, Inc.[2]	1,415,347	20,466
Caesars Entertainment, Inc.[2]	400,000	20,388
Bowlero Corp., Class A2,3	1,748,497	20,353
MasterCraft Boat Holdings, Inc.[2]	649,032	19,893
ThredUp, Inc., Class A2,3	8,064,000	19,676
Pet Valu Holdings, Ltd.	850,263	19,512
Central Automotive Products, Ltd.	870,100	19,223
Vail Resorts, Inc.	71,000	17,875
Barratt Developments PLC	3,315,285	17,404
Elior Group SA2	5,807,012	16,634
Nordstrom, Inc.[3]	760,000	15,557
Roland Corp.	448,000	12,915
Bosideng International Holdings, Ltd.	28,180,000	11,905
Ermenegildo Zegna NV3	769,000	9,751
First Watch Restaurant Group, Inc.[2]	557,265	9,418
Royal Caribbean Cruises, Ltd.[2]	78,017	8,093
StockX, Inc.[2,4,5]	161,790	7,886
Goodyear Tire & Rubber Co.[2]	558,712	7,643
Rinnai Corp.	285,000	6,211
BARK, Inc.[2,3]	4,500,000	5,985
Brilliant Earth Group, Inc., Class A2,3	929,849	3,608
BNN Technology PLC[1,2,4]	19,007,000	— [6]
		12,458,454
Information technology 15.01%
eMemory Technology, Inc.[1]	5,946,334	425,413
Global Unichip Corp.	6,698,000	348,001
Smartsheet, Inc., Class A1,2	7,917,229	302,913
MKS Instruments, Inc.	2,684,364	290,180
ALTEN SA, non-registered shares[1]	1,827,919	288,081
Kulicke and Soffa Industries, Inc.[1]	4,699,380	279,378
MongoDB, Inc., Class A2	637,984	262,205
Fabrinet, non-registered shares[1,2]	1,854,804	240,902
Wolfspeed, Inc.[2]	4,071,388	226,328
Socionext, Inc.[3]	1,519,700	222,351
Rogers Corp.[1,2]	1,275,857	206,600
Confluent, Inc., Class A2	5,710,121	201,624
Credo Technology Group Holding, Ltd.[1,2]	11,465,587	198,813
Pegasystems, Inc.	3,911,854	192,854
Novanta, Inc.[2]	1,015,687	186,988
SMALLCAP World Fund — Page 6 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
SUMCO Corp.[3]	12,977,174	$183,675
GitLab, Inc., Class A2,3	3,479,717	177,848
SINBON Electronics Co., Ltd.[1]	14,501,000	172,564
Nordic Semiconductor ASA[1,2]	13,847,705	168,165
Softcat PLC	8,791,807	158,082
Keywords Studios PLC[1]	6,239,174	143,529
Globant SA2	790,705	142,106
Money Forward, Inc.[1,2]	3,525,387	140,157
Vitec Software Group AB, Class B	2,750,283	138,181
DoubleVerify Holdings, Inc.[2]	3,517,500	136,901
Net One Systems Co., Ltd.[1]	5,919,573	130,140
RingCentral, Inc., Class A2	3,605,900	118,021
SHIFT, Inc.[2]	636,600	116,325
LEM Holding SA	46,070	115,299
Tanla Platforms, Ltd.[1]	9,190,777	114,753
Dexerials Corp.[1]	5,161,500	113,355
Teradata Corp.[2]	2,022,331	108,013
Technoprobe SpA[2,3]	12,442,469	98,385
Alteryx, Inc., Class A2	2,137,000	97,020
Endava PLC, Class A (ADR)[2]	1,853,517	95,994
Semtech Corp.[1,2]	3,640,646	92,691
Bytes Technology Group PLC[1]	13,708,221	91,799
VisEra Technologies Co., Ltd.	10,872,906	91,784
CCC Intelligent Solutions Holdings, Inc.[2]	8,042,622	90,158
Lumentum Holdings, Inc.[2,3]	1,452,774	82,416
Viavi Solutions, Inc.[2]	6,830,000	77,384
Topicus.com, Inc., subordinate voting shares[2]	934,543	76,647
MACOM Technology Solutions Holdings, Inc.[2]	1,140,000	74,704
BE Semiconductor Industries NV	663,608	71,940
Coforge, Ltd.	1,231,546	70,880
SentinelOne, Inc., Class A2,3	4,609,245	69,600
Monday.com, Ltd.[2]	405,134	69,367
INFICON Holding AG	56,590	68,267
Insight Enterprises, Inc.[2]	466,244	68,230
Maruwa Co., Ltd.	434,700	67,451
Kingdee International Software Group Co., Ltd.[2]	48,918,643	65,677
Power Integrations, Inc.	689,494	65,274
Alkami Technology, Inc.[2]	3,975,721	65,162
Hamamatsu Photonics KK	1,289,450	63,299
Vanguard International Semiconductor Corp.	22,031,394	62,570
PAR Technology Corp.[1,2,3]	1,840,057	60,593
Taiyo Yuden Co., Ltd.	2,083,300	59,593
Unity Software, Inc.[2,3]	1,361,703	59,125
Qorvo, Inc.[2]	574,004	58,566
Tokyo Seimitsu Co., Ltd.	1,057,400	58,533
Silicon Laboratories, Inc.[2]	369,000	58,206
Clear Secure, Inc., Class A3	2,485,767	57,595
Mastek, Ltd.[1]	2,403,500	57,020
Kainos Group PLC	3,586,180	56,265
SES-imagotag SA2,3	539,018	55,272
Kingboard Laminates Holdings, Ltd.	55,778,000	52,609
Disco Corp.	314,100	49,692
SiTime Corp.[2]	400,406	47,236
Extreme Networks, Inc.[2]	1,806,184	47,051
Bentley Systems, Inc., Class B	867,144	47,025
SMALLCAP World Fund — Page 7 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
CDW Corp.	250,000	$45,875
Accton Technology Corp.	4,009,000	45,433
Cognex Corp.	800,000	44,816
Megaport, Ltd.[1,2]	9,161,000	44,543
Xiamen Faratronic Co., Ltd., Class A	2,157,156	40,786
Halma PLC	1,200,000	34,736
Okta, Inc., Class A2	500,000	34,675
Silergy Corp.	2,768,000	34,610
Reply SpA	299,378	33,996
Alphawave IP Group PLC[2,3]	18,280,492	33,381
Lumine Group, Inc., subordinate voting shares[2]	2,422,565	33,227
BlackLine, Inc.[2]	595,000	32,023
Riskified, Ltd., Class A2,3	6,200,000	30,132
OVH Groupe SAS[2,3]	2,894,931	29,891
Aspen Technology, Inc.[2]	175,140	29,355
SmartCraft ASA, Class A1,2,3	13,721,780	29,189
Tripod Technology Corp.	7,333,000	29,166
Dye & Durham, Ltd.	2,107,271	28,807
Trimble, Inc.[2]	530,000	28,058
Dock, Ltd.[2,4,5]	4,318,937	27,037
Thoughtworks Holding, Inc.[2]	3,458,353	26,111
JustSystems Corp.	924,500	25,889
Nemetschek SE	339,710	25,440
Guidewire Software, Inc.[2]	325,092	24,733
Sinch AB2,3	10,660,038	24,128
Flex, Ltd.[2]	864,808	23,903
Clearwater Analytics Holdings, Inc., Class A2	1,488,780	23,627
GFT Technologies SE	819,325	23,062
Zuken, Inc.	790,900	21,472
EPAM Systems, Inc.[2]	92,260	20,735
Noventiq Holdings PLC (GDR)[1,4,7]	17,110,290	20,623
Noventiq Holdings PLC (GDR)[1,2,4]	16,060	19
Kingboard Holdings, Ltd.	7,523,908	20,619
Nayax, Ltd.[2]	1,075,000	20,305
Amano Corp.	934,300	19,736
Perficient, Inc.[2]	235,932	19,660
Alarm.com Holdings, Inc.[2]	351,000	18,140
Hirose Electric Co., Ltd.	134,800	17,942
ON Semiconductor Corp.[2]	167,850	15,875
Lagercrantz Group AB, Class B	1,198,729	15,460
Soitec[2]	72,600	12,281
Zebra Technologies Corp., Class A2	36,300	10,739
MaxLinear, Inc.[2]	328,275	10,360
Parade Technologies, Ltd.	277,000	9,665
HashiCorp, Inc., Class A2	340,285	8,909
Entegris, Inc.	79,014	8,756
Basler AG, non-registered shares[3]	454,707	8,484
Procore Technologies, Inc.[2]	125,600	8,173
LandMark Optoelectronics Corp.	2,349,000	7,724
Lime Technologies AB	284,224	7,206
Crayon Group Holding ASA[2]	721,500	7,055
ams OSRAM AG, non-registered shares[2]	877,284	6,317
Sensirion Holding AG2	57,416	6,287
AAC Technologies Holdings, Inc.	2,629,000	6,205
JFrog, Ltd.[2]	178,400	4,942
SMALLCAP World Fund — Page 8 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Cherry SE2,3	1,135,396	$4,794
CEVA, Inc.[2]	169,233	4,324
Patreon, Inc., Class B2,4,5	189,951	3,888
Yotpo, Ltd.[2,4,5]	2,620,102	3,563
Foursquare Labs, Inc., Series A2,4,5	1,970,385	2,562
E Ink Holdings, Inc.	195,000	1,419
		10,091,693
Health care 12.94%
Molina Healthcare, Inc.[2]	2,157,786	650,011
Insulet Corp.[2]	1,826,146	526,551
Max Healthcare Institute, Ltd.[1,2]	51,413,337	376,092
CONMED Corp.[1,3]	2,257,072	306,713
DexCom, Inc.[2]	2,210,000	284,007
Penumbra, Inc.[2]	761,704	262,072
Haemonetics Corp.[1,2]	3,070,964	261,462
agilon health, Inc.[2,3]	13,114,300	227,402
Legend Biotech Corp. (ADR)[2]	3,148,299	217,327
Centene Corp.[2]	2,825,674	190,592
Xenon Pharmaceuticals, Inc.[1,2]	4,596,435	176,963
Bachem Holding AG3	1,960,794	171,225
Shockwave Medical, Inc.[2]	585,000	166,965
The Ensign Group, Inc.	1,714,731	163,688
Revance Therapeutics, Inc.[1,2]	6,378,357	161,436
NovoCure, Ltd.[2]	3,770,803	156,488
Vaxcyte, Inc.[2]	3,044,396	152,037
iRhythm Technologies, Inc.[2]	1,453,945	151,676
Amvis Holdings, Inc.[1]	6,536,451	148,761
Amplifon SpA	3,472,757	127,457
Integra LifeSciences Holdings Corp.[2]	2,872,286	118,137
Hypera SA, ordinary nominative shares	12,076,774	116,046
Tandem Diabetes Care, Inc.[1,2]	4,525,458	111,055
Asahi Intecc Co., Ltd.	5,535,700	108,844
Zentalis Pharmaceuticals, Inc.[1,2]	3,810,758	107,501
Glenmark Pharmaceuticals, Ltd.[2]	12,756,541	105,237
Karuna Therapeutics, Inc.[2]	478,752	103,817
Silk Road Medical, Inc.[1,2]	2,966,730	96,389
Zai Lab, Ltd. (ADR)[2,3]	3,099,662	85,954
Zai Lab, Ltd.[2]	1,822,200	5,026
DiaSorin Italia SpA[3]	870,101	90,554
Ventyx Biosciences, Inc.[2,3]	2,727,852	89,474
Pacific Biosciences of California, Inc.[2]	6,503,749	86,500
Exact Sciences Corp.[2]	890,000	83,571
Laurus Labs, Ltd.	18,667,095	83,477
Ambu AS, Class B, non-registered shares[2,3]	5,031,783	82,308
Genus PLC	2,970,567	81,753
Hapvida Participações e Investimentos SA2	88,418,930	80,881
Denali Therapeutics, Inc.[2]	2,509,745	74,063
Guardant Health, Inc.[2]	2,051,418	73,441
Surgical Science Sweden AB1,2	3,271,137	73,130
ICON PLC[2]	281,109	70,333
CompuGroup Medical SE & Co. KGaA	1,313,971	64,636
Andlauer Healthcare Group, Inc., subordinate voting shares	1,843,217	61,916
Virbac SA	203,589	60,166
EBOS Group, Ltd.	2,645,194	59,850
SMALLCAP World Fund — Page 9 of 29

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Netcare, Ltd.[1]	73,590,762	$56,333
Ascendis Pharma AS (ADR)[2]	579,165	51,690
CRISPR Therapeutics AG2,3	902,543	50,669
Nakanishi, Inc.	2,255,800	50,037
Poly Medicure, Ltd.	3,325,990	46,692
Zealand Pharma A/S2	1,265,344	45,401
Encompass Health Corp.	669,983	45,365
Jeisys Medical, Inc.[1,2]	5,703,950	44,966
10x Genomics, Inc., Class A2	793,300	44,298
New Horizon Health, Ltd.[2,3]	12,603,835	44,200
KRKA, dd, Novo mesto	335,262	42,461
BONESUPPORT Holding AB1,2	3,495,961	41,352
Glaukos Corp.[2]	550,322	39,188
Inhibrx, Inc.[2,3]	1,488,677	38,646
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	37,723
Ocumension Therapeutics[1,2,3]	37,692,000	36,769
AbCellera Biologics, Inc.[2,3]	5,480,000	35,401
Olink Holding AB (ADR)[2,3]	1,862,032	34,913
Ionis Pharmaceuticals, Inc.[2]	839,463	34,443
SKAN Group AG	383,510	32,981
Angelalign Technology, Inc.	3,499,200	32,766
R1 RCM, Inc.[2,3]	1,740,000	32,103
NuVasive, Inc.[2]	766,000	31,858
Idorsia, Ltd.[2,3]	4,328,000	31,242
Shandong Pharmaceutical Glass Co., Ltd., Class A	7,943,502	29,806
Indivior PLC[2]	1,284,920	29,803
NextGen Healthcare, Inc.[2]	1,760,000	28,547
Innovent Biologics, Inc.[2]	6,938,500	26,349
Alnylam Pharmaceuticals, Inc.[2]	137,700	26,155
Phreesia, Inc.[2]	807,600	25,044
Incyte Corp.[2]	396,000	24,651
Medmix AG	916,977	24,250
CUC, Inc.[2,3]	1,000,000	22,870
Chemed Corp.	42,000	22,750
CanSino Biologics, Inc., Class H3	6,447,600	21,615
Seer, Inc., Class A2	4,671,000	19,945
Masimo Corp.[2]	118,437	19,489
Medacta Group SA	141,944	19,374
Sosei Group Corp.[2,3]	1,861,300	19,361
Classys, Inc.	740,401	18,234
Biohaven, Ltd.[2]	749,881	17,937
SUNWELS Co., Ltd.[3]	738,900	17,904
Natera, Inc.[2]	363,000	17,664
Galapagos NV2	424,039	17,255
Schrodinger, Inc.[2,3]	340,000	16,973
Doximity, Inc., Class A2	489,000	16,636
Pliant Therapeutics, Inc.[2,3]	912,467	16,534
IDEAYA Biosciences, Inc.[2]	676,442	15,896
Sysmex Corp.	220,300	15,059
Evotec SE, non-registered shares[2]	650,030	14,612
Ultragenyx Pharmaceutical, Inc.[2]	295,412	13,627
Nordhealth AS, Class A1,2	5,120,000	11,886
Sana Biotechnology, Inc.[2,3]	1,963,378	11,702
Tecan Group AG	26,838	10,301
AS ONE Corp.	259,200	10,277
SMALLCAP World Fund — Page 10 of 29

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Chularat Hospital PCL, foreign registered shares	118,608,800	$10,086
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,090,535	9,719
Option Care Health, Inc.[2]	248,071	8,060
J. B. Chemicals & Pharmaceuticals, Ltd.	221,964	6,423
Cellectis SA (ADR)[2]	1,848,804	3,642
Cellectis SA, non-registered shares[2,3]	760,997	1,475
Pharmaron Beijing Co., Ltd., Class H	1,646,200	5,116
ChemoMetec A/S2	70,910	4,856
KRY International AB, Series A2,4,5	19,744	4,828
Precision BioSciences, Inc.[1,2]	6,715,043	3,532
Inari Medical, Inc.[2,3]	44,300	2,576
Creo Medical Group PLC[2]	3,700,000	1,645
Hutchmed China, Ltd.[2]	437,610	1,039
		8,699,984
Financials 10.00%
Ares Management Corp., Class A	5,174,776	498,590
Essent Group, Ltd.[1]	8,604,853	402,707
AU Small Finance Bank, Ltd.	31,937,993	293,549
Eurobank Ergasias Services and Holdings SA2	153,456,685	252,937
Janus Henderson Group PLC	7,835,302	213,512
Cholamandalam Investment and Finance Co., Ltd.	12,992,432	180,868
RenaissanceRe Holdings, Ltd.	952,200	177,604
National Bank of Greece SA2	27,146,600	176,515
IIFL Finance, Ltd.[1]	28,278,861	174,537
Euronet Worldwide, Inc.[2]	1,481,017	173,827
Steadfast Group, Ltd.	41,209,804	165,163
360 ONE WAM, Ltd.[1]	28,508,784	157,899
Fukuoka Financial Group, Inc.	7,126,725	147,108
Goosehead Insurance, Inc., Class A1,2	1,878,432	118,135
AUB Group, Ltd.[1]	5,844,493	115,151
HDFC Asset Management Co., Ltd.	3,962,374	110,943
Affirm Holdings, Inc., Class A2,3	7,197,586	110,339
BFF Bank SpA[1]	9,781,015	107,222
TMX Group, Ltd.	4,394,530	98,887
VZ Holding AG	1,063,345	97,984
Canara Bank	26,212,776	96,790
Kinsale Capital Group, Inc.	257,620	96,401
Stifel Financial Corp.	1,477,350	88,154
Bridgepoint Group PLC	33,404,779	85,892
Patria Investments, Ltd., Class A	5,700,216	81,513
EVERTEC, Inc.	2,199,027	80,990
Banca Generali SpA[3]	2,272,605	78,327
StepStone Group, Inc., Class A	2,957,143	73,367
AssetMark Financial Holdings, Inc.[2]	2,434,195	72,198
SiriusPoint, Ltd.[2]	7,250,000	65,468
Trupanion, Inc.[1,2,3]	3,297,206	64,889
Remgro, Ltd.	8,174,140	63,868
Max Financial Services, Ltd.[2]	6,313,461	62,447
JB Financial Group Co., Ltd.	9,674,196	62,417
Angel One, Ltd.	2,934,353	61,532
PagSeguro Digital, Ltd., Class A2,3	6,492,200	61,286
Wintrust Financial Corp.	811,602	58,939
City Union Bank, Ltd.	36,608,696	56,822
Enstar Group, Ltd.[2]	231,978	56,658
SMALLCAP World Fund — Page 11 of 29

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Flywire Corp.[2]	1,773,502	$55,050
Selective Insurance Group, Inc.	535,682	51,399
Artisan Partners Asset Management, Inc., Class A	1,277,000	50,199
Radian Group, Inc.	1,961,287	49,581
SouthState Corp.	730,763	48,084
Banco del Bajio, SA	15,500,000	47,106
Webster Financial Corp.[3]	1,237,479	46,715
Bolsa Mexicana de Valores, SAB de CV, Series A	22,122,507	45,907
Aptus Value Housing Finance India, Ltd.	14,935,804	45,241
XP, Inc., Class A2	1,867,000	43,800
Shriram Finance, Ltd.	2,026,102	42,880
Alpha Services and Holdings SA2	26,000,000	42,626
East West Bancorp, Inc.	796,201	42,031
Glacier Bancorp, Inc.	1,301,829	40,578
Capitec Bank Holdings, Ltd.	482,170	40,160
Euronext NV	585,333	39,813
Nova Ljubljanska Banka d.d. (GDR)	2,365,833	38,090
Five-Star Business Finance, Ltd.[2]	4,778,216	37,772
Hilltop Holdings, Inc.	1,200,000	37,752
Victory Capital Holdings, Inc., Class A	1,196,000	37,722
Vontobel Holding AG	580,901	36,925
Boku, Inc.[1,2,3,5]	20,461,639	35,490
Paymentus Holdings, Inc., Class A2	3,224,500	34,051
Regional, SAB de CV, Class A	4,615,995	33,445
AJ Bell PLC	8,000,000	32,610
Moelis & Co., Class A3	719,000	32,600
Aavas Financiers, Ltd.[2]	1,670,765	31,365
Pine Labs Pte., Ltd.[2,4,5]	76,998	30,443
Hiscox, Ltd.	2,060,606	28,617
Allfunds Group PLC	4,612,088	28,198
Piramal Enterprises, Ltd.	2,392,000	27,503
AvidXchange Holdings, Inc.[2]	2,445,867	25,388
NMI Holdings, Inc.[2]	950,000	24,529
Aditya Birla Capital Ltd.[2]	10,012,466	23,995
The Tel Aviv Stock Exchange, Ltd.[2]	4,312,024	22,262
Oscar Health, Inc., Class A2	2,751,000	22,173
Columbia Banking System, Inc.	1,063,800	21,574
Hellenic Exchanges - Athens Stock Exchange SA1	3,500,000	19,667
Collector Bank AB2	7,161,000	19,394
Virtu Financial, Inc., Class A	1,120,000	19,141
Blackstone Mortgage Trust, Inc., Class A3	865,000	18,001
Marqeta, Inc., Class A2	3,496,960	17,030
Redwood Trust, Inc. REIT[3]	2,562,000	16,320
Premium Group Co., Ltd.	1,290,000	15,642
Islandsbanki hf.	16,632,054	13,923
Linc AB2	2,358,208	13,793
Houlihan Lokey, Inc., Class A	112,959	11,105
TCS Group Holding PLC (GDR)[2]	694,768	10,428
TCS Group Holding PLC (GDR)[2,7]	31,700	476
Funding Circle Holdings PLC[2,3]	14,713,073	10,517
Discovery, Ltd.[2]	899,883	6,954
eGuarantee, Inc.	349,548	4,669
Network International Holdings PLC[2]	794,702	3,868
Independent Bank Group, Inc.	112,000	3,867
SMALLCAP World Fund — Page 12 of 29

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Star Health & Allied Insurance Co., Ltd.[2]	400,000	$2,857
Antin Infrastructure Partners SA	133,000	2,159
		6,724,920
Materials 3.92%
APL Apollo Tubes, Ltd.[1]	15,782,000	251,134
LANXESS AG1	6,907,704	207,997
Lundin Mining Corp.	21,804,953	170,851
Materion Corp.[1]	1,314,343	150,098
Zeon Corp.[1]	15,410,000	149,417
FUJIMI INCORPORATED[1]	5,060,400	125,038
JSR Corp.	4,347,601	124,987
Summit Materials, Inc., Class A	3,005,612	113,762
CCL Industries, Inc., Class B, nonvoting shares	2,262,200	111,202
ATI, Inc.[2]	1,858,485	82,201
Livent Corp.[2,3]	2,949,801	80,913
Navin Fluorine International, Ltd.	1,381,948	75,884
Gujarat Fluorochemicals, Ltd.[2]	2,027,660	72,548
Sandstorm Gold, Ltd.[3]	13,980,111	71,578
Jindal Steel & Power, Ltd.[2]	10,041,809	71,300
Resonac Holdings Co., Ltd.	3,891,600	63,299
H.B. Fuller Co.	866,200	61,942
PI Industries, Ltd.	1,212,000	57,974
Kaneka Corp.	1,819,300	51,061
Kansai Paint Co., Ltd.	2,984,900	43,941
Yamato Kogyo Co., Ltd.	987,400	42,268
Huhtamäki OYJ	1,275,000	41,880
Anupam Rasayan India, Ltd.	3,104,000	39,116
Mayr-Melnhof Karton AG, non-registered shares	226,797	33,202
MMG, Ltd.[2]	98,292,430	28,545
Labrador Iron Ore Royalty Corp.[3]	1,156,000	27,121
Toyo Gosei Co., Ltd.[3]	357,177	25,550
Cabot Corp.	376,156	25,161
SOL SpA	799,680	23,100
Aluflexpack AG1,2,3	1,309,666	22,839
Indigo Paints, Ltd.	1,214,500	21,198
Vinati Organics, Ltd.	943,000	20,966
Alcoa Corp.	600,000	20,358
Re:NewCell AB1,2,3	2,691,474	20,011
NV Bekaert SA	423,000	19,174
China Resources Cement Holdings, Ltd.	36,412,000	15,054
Shandong Sinocera Functional Material Co., Ltd., Class A	3,764,153	14,198
Aurubis AG	136,100	11,662
Gerdau SA (ADR)	2,112,075	11,025
Perimeter Solutions SA2,3	1,712,179	10,530
Berger Paints India, Ltd.	836,848	6,918
Alleima AB	1,509,740	6,878
Fuso Chemical Co., Ltd.	155,700	4,898
MEC Co Ltd.	128,900	3,180
Recticel SA/NV3	216,597	2,576
		2,634,535
SMALLCAP World Fund — Page 13 of 29

unaudited
Common stocks (continued) Consumer staples 3.31%	Shares	Value (000)
Emmi AG1	318,222	$306,787
Simply Good Foods Co.[1,2]	5,870,500	214,802
Grocery Outlet Holding Corp.[1,2]	5,593,981	171,232
Royal Unibrew A/S	1,722,194	154,020
Varun Beverages, Ltd.	11,595,366	113,743
Redcare Pharmacy NV, non-registered shares[1,2,3]	1,028,712	106,447
Sovos Brands, Inc.[1,2]	5,357,932	104,801
John B. Sanfilippo & Son, Inc.	745,776	87,457
Celsius Holdings, Inc.[2]	561,414	83,757
Milbon Co., Ltd.[1]	2,352,600	80,496
Freshpet, Inc.[2,3]	1,197,331	78,796
Ocado Group PLC[2]	10,398,813	75,127
BJ’s Wholesale Club Holdings, Inc.[2]	1,106,224	69,703
Scandinavian Tobacco Group A/S	3,819,229	63,568
Performance Food Group Co.[2]	928,000	55,903
Raia Drogasil SA, ordinary nominative shares	7,187,050	44,429
Fever-Tree Drinks PLC	2,410,000	37,424
Kotobuki Spirits Co., Ltd.	499,000	36,610
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A	6,624,986	33,577
Bakkafrost P/F	517,500	30,962
United Spirits, Ltd.[2]	2,672,208	29,768
COSMOS Pharmaceutical Corp.	287,909	29,140
Vector Group, Ltd.	2,207,896	28,283
Fresh Del Monte Produce, Inc.	1,028,000	26,430
AAK AB	1,348,970	25,380
Sok Marketler Ticaret AS, non-registered shares[2]	17,239,152	22,181
Avenue Supermarts, Ltd.[2]	417,313	19,819
Humble Group AB1,2,3	22,368,627	13,569
TreeHouse Foods, Inc.[2]	255,860	12,890
Lotus Bakeries NV	1,605	12,732
PZ Cussons PLC[3]	6,017,310	12,406
First Pacific Co., Ltd.	35,296,000	12,248
Century Pacific Food, Inc.	25,901,000	12,008
Icelandic Salmon AS2	515,000	7,437
Elders, Ltd.	1,622,450	7,155
DocMorris AG2,3	54,100	2,358
Beyond Meat, Inc.[2,3]	73,395	953
		2,224,398
Communication services 2.74%
Iridium Communications, Inc.	4,705,553	292,309
Iridium Communications, Inc.[2,7]	636,132	39,516
JCDecaux SE2	8,402,087	166,576
Lions Gate Entertainment Corp., Class B2	18,316,562	152,943
TIM SA	44,951,132	137,251
JYP Entertainment Corp.	1,179,024	117,433
Indosat Tbk PT	189,444,701	109,011
Hemnet Group AB1	5,513,708	96,505
Frontier Communications Parent, Inc.[2]	4,792,898	89,340
New York Times Co., Class A	2,014,638	79,336
Ubisoft Entertainment SA2	2,615,048	73,917
Ascential PLC[2]	21,822,269	61,410
Paradox Interactive AB	2,179,420	55,020
IHS Holding, Ltd.[2]	4,808,805	47,030
YouGov PLC	2,997,794	38,109
SMALLCAP World Fund — Page 14 of 29

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
CTS Eventim AG & Co. KGaA	599,179	$37,840
JOYY, Inc., Class A (ADR)	1,177,618	36,165
Rightmove PLC	5,188,789	34,469
Nextdoor Holdings, Inc., Class A2,3	6,859,318	22,361
PLAYSTUDIOS, Inc., Class A2	4,500,000	22,095
Schibsted ASA, Class A	1,084,595	19,022
Direct Marketing MIX, Inc.[1,3]	2,725,064	16,312
Megacable Holdings, SAB de CV, ordinary participation certificates, units	6,425,211	14,820
Trustpilot Group PLC[2]	16,821,394	14,559
Viaplay Group AB, Class B2	2,501,617	14,349
Gogo, Inc.[2]	801,443	13,632
Kadokawa Corp.	560,300	13,438
MTN Group, Ltd.	1,458,066	10,729
Toei Animation Co., Ltd.[3]	72,900	6,742
PROTO Corp.	633,400	5,019
Boat Rocker Media, Inc.[2,3]	2,611,926	3,490
		1,840,748
Energy 2.64%
MEG Energy Corp.[2]	13,539,541	214,629
Vallourec SA1,2	12,863,658	151,861
Weatherford International[2]	2,224,560	147,755
Gaztransport & Technigaz SA	1,215,724	123,795
New Fortress Energy, Inc., Class A3	4,116,300	110,235
Chesapeake Energy Corp.[3]	1,297,240	108,553
Transocean, Ltd.[2,3]	10,647,250	74,637
Venture Global LNG, Inc., Series C2,4,5	4,240	73,046
TechnipFMC PLC[2]	4,383,111	72,847
Northern Oil and Gas, Inc.	2,000,000	68,640
Championx Corp.	2,025,494	62,871
United Tractors Tbk PT	39,344,500	61,729
Golar LNG, Ltd.	2,905,331	58,601
Viper Energy Partners, LP	2,076,470	55,712
Cactus, Inc., Class A	1,149,091	48,630
Headwater Exploration, Inc.[3]	9,067,000	43,461
Subsea 7 SA	3,186,032	39,634
Borr Drilling, Ltd.[2,3]	2,678,727	20,171
Borr Drilling, Ltd. (NOK denominated)[2,3]	2,511,780	18,383
Helmerich & Payne, Inc.	1,043,270	36,984
Denbury, Inc.[2]	406,329	35,050
Equitrans Midstream Corp.	3,390,447	32,413
Savannah Energy PLC[1,2,3,4]	96,128,672	32,047
Range Resources Corp.	1,000,000	29,400
Aegis Logistics, Ltd.	6,611,784	25,894
DT Midstream, Inc.	356,000	17,647
Pason Systems, Inc.	1,596,000	13,843
		1,778,468
Real estate 1.68%
DigitalBridge Group, Inc., Class A1	8,972,247	131,982
Altus Group, Ltd.[1]	3,670,044	121,702
Corp. Inmobiliaria Vesta, SAB de CV	28,130,095	91,258
Corp. Inmobiliaria Vesta, SAB de CV (ADR)	253,400	8,165
Embassy Office Parks REIT	25,517,056	90,543
PotlatchDeltic Corp. REIT	1,576,968	83,343
SMALLCAP World Fund — Page 15 of 29

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Concentradora Fibra Danhos REIT, SA de CV3	47,414,482	$59,666
ESR-Logos REIT	222,463,669	55,107
JHSF Participações SA1	48,472,472	51,528
Macrotech Developers, Ltd.	5,957,676	49,441
Multiplan Empreendimentos Imobiliários SA, ordinary nominative shares	7,237,633	41,825
Four Corners Property Trust, Inc. REIT	1,582,553	40,197
Fibra Uno Administración REIT, SA de CV	25,000,000	36,513
SRE Holdings Corp.[1,2,3]	1,290,828	34,531
Mindspace Business Parks REIT	9,000,000	33,877
Zillow Group, Inc., Class C, nonvoting shares[2]	525,000	26,386
K-Fast Holding AB, Class B1,2,3	12,909,607	23,103
LXP Industrial Trust REIT	2,175,000	21,206
TAG Immobilien AG2	2,094,112	19,790
StorageVault Canada, Inc.	4,307,048	19,020
St. Joe Co.	307,281	14,854
CTP NV	1,113,342	14,454
Fastighets AB Balder, Class B2	3,821,000	13,963
Swedish Logistic Property AB, Class B2	4,739,069	11,632
Ayala Land, Inc.	21,494,200	9,474
Douglas Elliman, Inc.	4,216,866	9,361
Genova Property Group AB2	2,126,731	9,017
Samhallsbyggnadsbolaget i Norden AB, Class B	19,220,175	7,362
Safestore Holdings PLC	322,271	3,481
		1,132,781
Utilities 0.70%
Black Hills Corp.	2,038,746	122,855
Brookfield Infrastructure Corp., Class A, subordinate voting shares[3]	1,996,616	91,048
ACEN Corp.[2]	879,779,932	86,118
Neoenergia SA	13,037,148	57,804
SembCorp Industries, Ltd.	13,415,085	57,097
ENN Energy Holdings, Ltd.	3,166,000	39,565
SJW Group	242,255	16,984
Mytrah Energy, Ltd.[1,2,4]	10,418,000	132
		471,603
Total common stocks (cost: $45,537,815,000)		62,035,138
Preferred securities 0.84% Information technology 0.32%
Outreach Corp., Series G, preferred shares[2,4,5]	1,554,053	41,291
Skyryse, Inc., Series B, preferred shares[1,2,4,5]	1,649,110	40,700
PsiQuantum Corp., Series D, preferred shares[2,4,5]	1,334,542	35,766
SiFive, Inc., Series F, preferred shares[2,4,5]	3,451,632	25,922
ANDPAD, Inc., Series D, preferred shares[2,4,5]	459,413	23,339
Patreon, Inc., Series E, preferred shares[2,4,5]	698,208	14,292
Patreon, Inc., Series Seed, preferred shares[2,4,5]	163,096	3,339
Yotpo, Ltd., Series F, preferred shares[2,4,5]	8,332,809	11,333
Yotpo, Ltd., Series B, preferred shares[2,4,5]	1,111,347	1,511
Yotpo, Ltd., Series C, preferred shares[2,4,5]	1,057,985	1,439
Yotpo, Ltd., Series A-1, preferred shares[2,4,5]	709,592	965
Yotpo, Ltd., Series A, preferred shares[2,4,5]	345,899	470
Yotpo, Ltd., Series C-1, preferred shares[2,4,5]	293,302	399
Yotpo, Ltd., Series D, preferred shares[2,4,5]	163,552	222
SMALLCAP World Fund — Page 16 of 29

unaudited
Preferred securities (continued) Information technology (continued)	Shares	Value (000)
Yotpo, Ltd., Series B-1, preferred shares[2,4,5]	130,625	$178
Kandou Holding SA, Series D, preferred shares[2,4,5]	2,142,857	12,750
		213,916
Industrials 0.19%
Einride AB, Series B, preferred shares[2,4,5]	1,334,588	47,577
Einride AB, Series A, preferred shares[2,4,5]	11,990	428
Relativity Space, Inc., Series D, preferred shares[2,4,5]	2,143,751	31,342
Relativity Space, Inc., Series E, preferred shares[2,4,5]	464,197	6,786
ABL Space Systems Co., Series B, preferred shares[2,4,5]	777,162	24,815
WorkRise Technologies, Inc., Series E, preferred shares[2,4,5]	95,423	19,839
		130,787
Health care 0.16%
Laronde, Inc., Series B, 6.00% preferred shares[2,4,5]	1,785,714	40,411
KRY International AB, Series E1, preferred shares[2,4,5]	114,059	27,893
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4,5]	605,423	18,641
Bluestar Genomics, Inc., Series C, 5.00% noncumulative preferred shares[1,2,4,5]	1,531,102	11,330
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4,5]	636,364	6,408
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[2,4,5]	4,397,107	294
		104,977
Financials 0.10%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[1,2,4,5]	13,618	43,679
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4,5]	57,100	22,576
		66,255
Real estate 0.05%
QuintoAndar, Ltd., Series E-1, preferred shares[2,4,5]	244,733	35,178
Consumer discretionary 0.02%
StockX, Inc., Series E-1, preferred shares[2,4,5]	222,222	10,831
StockX, Inc., Series AA, preferred shares[2,4,5]	57,338	2,795
StockX, Inc., Series B, preferred shares[2,4,5]	3,094	151
		13,777
Total preferred securities (cost: $660,527,000)		564,890
Rights & warrants 0.16% Information technology 0.09%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 1/27/2025[2,7]	2,838,640	64,514
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4,5]	1,163,990	15
		64,529
Industrials 0.07%
Warom Technology, Inc. Co., Class A, warrants, expire 8/31/2023[2,7]	8,603,931	31,565
Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/20/2024[2,7]	3,799,918	10,211
Guangzhou Baiyun International Airport Co., Ltd., Class A, warrants, expire 8/23/2024[2,7]	1,315,742	2,602
Momentus, Inc., warrants, expire 5/15/2026[2]	2,225,000	45
		44,423
Total rights & warrants (cost: $112,140,000)		108,952
SMALLCAP World Fund — Page 17 of 29

unaudited
Convertible stocks 0.09% Utilities 0.05%	Shares	Value (000)
TAE Technologies, Inc., Series G2, 4.00% cumulative convertible preferred shares[4,5]	300,000	$30,000
Information technology 0.04%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4,5]	14,888,589	15,922
Tarana Wireless, Inc.[4,5]	935,103	1,000
RealSelf, Inc., Series C, convertible preferred shares[1,4,5]	3,468,862	11,412
		28,334
Total convertible stocks (cost: $62,179,000)		58,334
Convertible bonds & notes 0.00% Health care 0.00%	Principal amount (000)
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[1,4,5]	USD2,000	2,000
Total convertible bonds & notes (cost: $2,000,000)		2,000
Short-term securities 7.77% Money market investments 6.74%	Shares
Capital Group Central Cash Fund 5.15%[1,8]	45,306,332	4,531,086
Money market investments purchased with collateral from securities on loan 1.03%
Capital Group Central Cash Fund 5.15%[1,8,9]	1,662,005	166,217
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[8,9]	92,192,044	92,192
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.00%[8,9]	83,600,000	83,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[8,9]	83,600,000	83,600
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.99%[8,9]	69,700,000	69,700
Fidelity Investments Money Market Government Portfolio, Class I 4.99%[8,9]	62,700,000	62,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[8,9]	62,700,000	62,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.03%[8,9]	55,700,000	55,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.99%[8,9]	20,900,000	20,900
		697,309
Total short-term securities (cost: $5,227,275,000)		5,228,395
Total investment securities 101.12% (cost: $51,601,936,000)		67,997,709
Other assets less liabilities (1.12)%		(755,626)
Net assets 100.00%		$67,242,083
SMALLCAP World Fund — Page 18 of 29

unaudited
Investments in affiliates1

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2023 (000)	Dividend or interest income (000)
Common stocks 26.24%
Industrials 7.27%
Saia, Inc.[2]	$373,449	$29,281	$20,497	$4,056	$313,597	$699,886	$—
Diploma PLC	247,981	61,003	28,487	—	126,637	407,134	6,875
Comfort Systems USA, Inc.	248,847	60,810	85,276	17,004	146,269	387,654	1,267
Interpump Group SpA	170,547	85,232	1,727	9	125,835	379,896	1,906
The AZEK Co., Inc., Class A2	94,533	122,202	—	—	141,547	358,282	—
ATS Corp.[2,10]	149,940	55,215	—	—	132,529	337,684	—
Wizz Air Holdings PLC[2]	124,398	13,340	17,783	(9,942)	135,709	245,722	—
Arcosa, Inc.	220,883	299	38,923	(423)	60,417	242,253	546
Harmonic Drive Systems, Inc.	153,146	29,725	8,604	1,039	10,192	185,498	756
EnPro Industries, Inc.	123,697	5,677	17,648	339	69,943	182,008	1,143
Carel Industries SpA	112,363	30,581	23,626	13,008	47,508	179,834	969
Visional, Inc.[2,3]	184,944	3,453	—	—	(17,502)	170,895	—
Kadant, Inc.	95,935	27,142	18,155	(1,089)	32,045	135,878	450
DO & CO AG, non-registered shares	51,410	—	—	—	55,092	106,502	—
Instalco AB3	71,184	11,990	7,809	(1,411)	21,449	95,403	1,337
Enerpac Tool Group Corp., Class A	—	88,183	—	—	2,088	90,271	—
dip Corp.	85,046	—	—	—	(1,550)	83,496	1,090
Daiseki Co., Ltd.	10,758	76,900	—	—	(6,016)	81,642	443
Volution Group PLC	50,954	—	—	—	24,442	75,396	1,432
Johns Lyng Group, Ltd.	81,872	1,170	—	—	(8,666)	74,376	640
Upwork, Inc.[2]	24,381	78,421	—	—	(32,146)	70,656	—
Japan Elevator Service Holdings Co., Ltd.	91,582	22,420	48,197	(18,827)	20,350	67,328	886
Montana Aerospace AG2	34,688	652	—	—	19,106	54,446	—
Marlowe PLC[2,3]	61,893	—	—	—	(12,778)	49,115	—
NORMA Group SE, non-registered shares	—	53,911	—	—	(11,871)	42,040	1,031
Fasadgruppen Group AB	29,797	805	—	—	629	31,231	653
Norva24 Group AB2	4,708	21,701	—	—	(4,871)	21,538	—
Dreamfolks Services, Ltd.[2]	10,390	10,444	9,015	—	9,433	21,252	—
TDCX, Inc., Class A (ADR)[2]	16,688	—	280	(35)	(2,545)	13,828	—
Alfen NV2,3,11	109,251	—	17,033	14,921	(38,640)	—	—
Antares Vision SpA[2,11]	37,577	—	—	—	2,107	—	—
Armstrong World Industries, Inc.[11]	228,843	13,085	81,365	(31,150)	15,422	—	1,536
BayCurrent Consulting, Inc.[11]	296,667	15,448	180,718	56,625	76,490	—	1,708
Einride AB2,4,5,11	17,834	1,604	—	—	(3,814)	—	—
Interface, Inc.[12]	42,442	—	48,469	(7,870)	13,897	—	47
Japan Airport Terminal Co., Ltd.[11]	204,235	52,224	133,863	(2,009)	28,931	—	561
KEI Industries, Ltd.[11]	79,713	—	25,833	8,083	31,865	—	143
Midac Holdings Co., Ltd.[11]	42,395	—	10,397	(5,589)	(13,160)	—	56
Montrose Environmental Group, Inc.[12]	54,645	—	55,334	312	377	—	—
Pegasus Hava Tasimaciligi AS12	68,307	—	113,674	62,804	(17,437)	—	—
Reliance Worldwide Corp., Ltd.[11]	—	95,873	19,154	1,434	20,578	—	1,691
Skymark Airlines, Inc.[12]	—	39,196	36,719	(2,477)	—	—	—
						4,891,144
Consumer discretionary 5.41%
TopBuild Corp.[2]	349,352	55,625	—	—	250,129	655,106	—
Tube Investments of India, Ltd.	410,555	—	18,971	9,846	48,852	450,282	281
YETI Holdings, Inc.[2]	196,619	248	4,956	(4,102)	75,039	262,848	—
SMALLCAP World Fund — Page 19 of 29

unaudited
Investments in affiliates1 (continued)

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2023 (000)	Dividend or interest income (000)
IDP Education, Ltd.	$200,438	$67,701	$18,558	$(5,513)	$(32,162)	$211,906	$1,972
WH Smith PLC	108,181	19,727	—	—	56,325	184,233	969
Cavco Industries, Inc.[2]	35,158	105,442	—	—	33,096	173,696	—
Kindred Group PLC (SDR)	119,302	44,848	50,525	(13,544)	63,025	163,106	6,240
Pets at Home Group PLC	96,500	—	—	—	62,175	158,675	5,279
Boot Barn Holdings, Inc.[2]	23,209	98,010	—	—	30,139	151,358	—
Jack in the Box, Inc.	93,084	15,843	—	—	30,432	139,359	1,731
NEXTAGE Co., Ltd.[3]	100,390	39,516	—	—	(15,203)	124,703	829
MakeMyTrip, Ltd., non-registered shares[2]	119,017	18,521	—	—	(14,295)	123,243	—
Watches of Switzerland Group PLC[2]	71,302	58,551	—	—	(9,731)	120,122	—
Malibu Boats, Inc., Class A2	40,840	43,982	—	—	11,908	96,730	—
Golden Entertainment, Inc.[2]	66,178	15,374	—	—	12,677	94,229	—
Domino’s Pizza Group PLC	60,604	6,456	—	—	25,208	92,268	2,137
Auction Technology Group PLC[2]	76,577	1,173	—	—	14,304	92,054	—
Shoei Co., Ltd.	44,358	35,130	—	—	68	79,556	54
Victoria PLC[2]	33,462	11,466	—	—	23,919	68,847	—
Beazer Homes USA, Inc.[2]	16,050	—	—	—	30,906	46,956	—
Musti Group OYJ	46,469	—	4,664	(5,825)	10,953	46,933	651
Snow Peak, Inc.[3]	46,400	—	—	—	(6,629)	39,771	272
AcadeMedia AB	28,256	3,991	608	(173)	2,947	34,413	1,087
Traeger, Inc.[2]	14,732	2,892	—	—	8,705	26,329	—
BNN Technology PLC[2,4]	— [6]	—	—	—	— [6]	— [6]	—
Bajaj Electricals, Ltd.[12]	96,037	—	86,795	54,712	(63,954)	—	—
Bike24 Holding AG12	7,135	—	8,943	(44,529)	46,337	—	—
Everi Holdings, Inc.[2,11]	79,809	—	59,578	39,213	(38,978)	—	—
Helen of Troy, Ltd.[2,11]	139,040	14,057	46,939	(49,524)	59,622	—	—
JOANN, Inc.[12]	18,068	—	4,531	(29,418)	15,881	—	—
Lojas Quero-Quero SA12	16,156	—	12,481	(20,490)	16,815	—	—
Porch Group, Inc.[12]	12,420	—	6,554	(27,491)	21,625	—	—
						3,636,723
Information technology 4.94%
eMemory Technology, Inc.	227,400	—	30,433	(3,110)	231,556	425,413	3,924
Smartsheet, Inc., Class A2	218,334	60,792	—	—	23,787	302,913	—
ALTEN SA, non-registered shares	190,817	9,988	—	—	87,276	288,081	—
Kulicke and Soffa Industries, Inc.	184,251	—	3,860	(1,904)	100,891	279,378	2,679
Fabrinet, non-registered shares[2]	183,194	9,273	16,323	(2,077)	66,835	240,902	—
Rogers Corp.[2]	—	191,504	—	—	15,096	206,600	—
Credo Technology Group Holding, Ltd.[2]	90,141	33,123	—	—	75,549	198,813	—
SINBON Electronics Co., Ltd.	80,772	93,322	47,970	3,693	42,747	172,564	—
Nordic Semiconductor ASA[2]	112,390	78,435	—	—	(22,660)	168,165	—
Keywords Studios PLC	130,461	34,793	—	—	(21,725)	143,529	169
Money Forward, Inc.[2]	75,953	9,647	13,716	(6,675)	74,948	140,157	—
Net One Systems Co., Ltd.	99,485	32,545	16,492	(1,522)	16,124	130,140	1,855
Tanla Platforms, Ltd.	87,331	—	—	—	27,422	114,753	—
Dexerials Corp.	116,270	—	—	—	(2,915)	113,355	1,360
Semtech Corp.[2]	17,205	80,844	17,411	(3,091)	15,144	92,691	—
Bytes Technology Group PLC	70,523	19,867	24,952	(14,740)	41,101	91,799	448
PAR Technology Corp.[2,3]	63,196	—	10,462	(13,982)	21,841	60,593	—
Mastek, Ltd.	50,944	—	—	—	6,076	57,020	205
SMALLCAP World Fund — Page 20 of 29

unaudited
Investments in affiliates1 (continued)

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2023 (000)	Dividend or interest income (000)
Megaport, Ltd.[2]	$44,425	$—	$—	$—	$118	$44,543	$—
SmartCraft ASA, Class A2,3	18,628	707	—	—	9,854	29,189	—
Noventiq Holdings PLC (GDR)[4,7,10]	8,810	—	—	—	11,813	20,623	—
Noventiq Holdings PLC (GDR)[2,4,10]	8	—	—	—	11	19	—
Cherry SE2,3,11	7,364	—	1,318	(8,744)	7,492	—	—
Crayon Group Holding ASA[2,11]	50,857	—	45,890	(46,411)	48,499	—	—
Extreme Networks, Inc.[2,11]	113,015	2,466	125,756	42,964	14,362	—	—
Global Unichip Corp.[11]	183,868	—	82,524	27,104	219,553	—	3,243
MotorK, Ltd.[12]	5,468	—	5,495	(11,784)	11,811	—	—
Socionext, Inc.[3,11]	—	91,387	119,720	69,041	181,643	—	3,185
WeCommerce Holdings, Ltd., Class A12	3,060	—	5,475	(14,619)	17,034	—	—
Zuken, Inc.[11]	44,123	242	24,219	(8,377)	9,703	—	170
						3,321,240
Health care 3.00%
Max Healthcare Institute, Ltd.[2]	335,885	10,150	104,700	24,850	109,907	376,092	—
CONMED Corp.[3]	123,341	67,975	—	—	115,397	306,713	1,272
Haemonetics Corp.[2]	303,065	5,077	85,469	9,558	29,231	261,462	—
Xenon Pharmaceuticals, Inc.[2]	141,421	24,683	—	—	10,859	176,963	—
Revance Therapeutics, Inc.[2]	170,476	9,485	8,176	1,443	(11,792)	161,436	—
Amvis Holdings, Inc.	115,541	—	6,689	(2,851)	42,760	148,761	—
Tandem Diabetes Care, Inc.[2]	102,423	93,234	—	—	(84,602)	111,055	—
Zentalis Pharmaceuticals, Inc.[2]	14,794	69,829	—	—	22,878	107,501	—
Silk Road Medical, Inc.[2]	125,623	7,530	—	—	(36,764)	96,389	—
Surgical Science Sweden AB2	43,622	—	—	—	29,508	73,130	—
Netcare, Ltd.	40,809	15,129	—	—	395	56,333	1,119
Jeisys Medical, Inc.[2]	2,730	30,391	—	—	11,845	44,966	—
BONESUPPORT Holding AB2	17,459	8,815	—	—	15,078	41,352	—
Ocumension Therapeutics[2,3]	48,977	—	—	—	(12,208)	36,769	—
Nordhealth AS, Class A2	9,375	—	—	—	2,511	11,886	—
Precision BioSciences, Inc.[2]	8,730	—	—	—	(5,198)	3,532	—
Addus HomeCare Corp.[12]	89,421	—	84,351	(2,094)	(2,976)	—	—
Creo Medical Group PLC[2,11]	6,962	—	2,761	(17,217)	14,661	—	—
Genus PLC[11]	64,841	41,556	15,404	(8,395)	(845)	—	1,128
New Horizon Health, Ltd.[2,3,11]	42,209	—	28,207	(35,025)	65,223	—	—
Medmix AG11	40,482	—	26,249	(40,247)	50,264	—	514
						2,014,340
Financials 1.78%
Essent Group, Ltd.	197,178	120,202	—	—	85,327	402,707	5,583
IIFL Finance, Ltd.	99,987	27,326	—	—	47,224	174,537	1,367
360 ONE WAM, Ltd.[10]	98,842	61,596	—	—	(2,539)	157,899	3,773
Goosehead Insurance, Inc., Class A2	29,879	43,946	491	(955)	45,756	118,135	—
AUB Group, Ltd.	62,367	10,704	—	—	42,080	115,151	628
BFF Bank SpA	—	96,920	—	—	10,302	107,222	3,369
Trupanion, Inc.[2,3]	190,990	12,148	11,766	(22,641)	(103,842)	64,889	—
Boku, Inc.[2,3,5]	25,379	—	—	—	10,111	35,490	—
Hellenic Exchanges - Athens Stock Exchange SA	10,361	—	—	—	9,306	19,667	591
Aavas Financiers, Ltd.[2,11]	165,167	6,849	78,149	(45,656)	(16,846)	—	—
Independent Bank Group, Inc.[11]	132,980	3,339	89,997	(43,231)	776	—	1,844
Network International Holdings PLC[2,11]	108,706	45,558	194,711	1,040	43,275	—	—
SMALLCAP World Fund — Page 21 of 29

unaudited
Investments in affiliates1 (continued)

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2023 (000)	Dividend or interest income (000)
Patria Investments, Ltd., Class A11	$90,226	$4,408	$21,417	$(3,727)	$12,023	$—	$4,535
Seacoast Banking Corporation of Florida[12]	125,663	19,495	111,167	(19,896)	(14,095)	—	1,541
						1,195,697
Materials 1.38%
APL Apollo Tubes, Ltd.	198,170	3,132	—	—	49,832	251,134	—
LANXESS AG	144,010	77,795	—	—	(13,808)	207,997	7,139
Materion Corp.	9,723	102,144	—	—	38,231	150,098	368
Zeon Corp.	—	155,599	—	—	(6,182)	149,417	1,721
FUJIMI INCORPORATED	25,022	57,668	—	—	42,348	125,038	1,340
Aluflexpack AG2,3	23,652	—	—	—	(813)	22,839	—
Re:NewCell AB2,3	17,542	1,558	2,156	(4,069)	7,136	20,011	—
Perimeter Solutions SA2,3,11	94,450	45,130	116,481	(29,442)	16,873	—	—
Toyo Gosei Co., Ltd.[3,11]	28,289	—	18,456	(12,703)	28,420	—	97
Venator Materials PLC[12]	7,497	—	3,820	(18,180)	14,503	—	—
						926,534
Consumer staples 1.48%
Emmi AG	247,648	—	—	—	59,139	306,787	5,160
Simply Good Foods Co.[2]	184,598	3,897	—	—	26,307	214,802	—
Grocery Outlet Holding Corp.[2]	196,915	9,075	18,052	(3,143)	(13,563)	171,232	—
Redcare Pharmacy NV, non-registered shares[2,3,10]	46,389	—	11,287	(1,155)	72,500	106,447	—
Sovos Brands, Inc.[2]	71,925	4,150	—	—	28,726	104,801	—
Milbon Co., Ltd.	104,902	—	876	(782)	(22,748)	80,496	1,472
Humble Group AB2,3	9,409	6,775	—	—	(2,615)	13,569	—
Sok Marketler Ticaret AS, non-registered shares[2,11]	41,357	—	28,297	305	8,816	—	—
						998,134
Communication services 0.17%
Hemnet Group AB	32,459	40,238	—	—	23,808	96,505	506
Direct Marketing MIX, Inc.[3]	27,521	13,019	5,750	(5,268)	(13,210)	16,312	374
Pebble Group PLC[12]	13,532	—	14,304	(4,473)	5,245	—	—
						112,817
Energy 0.27%
Vallourec SA2	96,289	39,204	—	—	16,368	151,861	—
Savannah Energy PLC[2,3,4]	29,272	—	—	—	2,775	32,047	—
Northern Oil and Gas, Inc.[11]	165,940	—	128,799	71,427	(39,928)	—	4,343
						183,908
Real estate 0.54%
DigitalBridge Group, Inc., Class A	96,429	21,142	3,346	(5,321)	23,078	131,982	263
Altus Group, Ltd.	117,322	10,818	9,062	(1,923)	4,547	121,702	1,216
JHSF Participações SA	65,466	1,029	—	—	(14,967)	51,528	3,197
SRE Holdings Corp.[2,3]	27,781	—	—	—	6,750	34,531	—
K-Fast Holding AB, Class B2,3	24,470	—	—	—	(1,367)	23,103	—
Genova Property Group AB2,11	10,794	—	—	—	(1,777)	—	—
						362,846
Utilities 0.00%
Mytrah Energy, Ltd.[2,4]	116	—	—	—	16	132	—
Total common stocks						17,643,515
SMALLCAP World Fund — Page 22 of 29

unaudited
Investments in affiliates1 (continued)

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2023 (000)	Dividend or interest income (000)
Preferred securities 0.14%
Information technology 0.06%
Skyryse, Inc., Series B, preferred shares[2,4,5]	$40,700	$—	$—	$—	$—	$40,700	$—
Industrials 0.00%
Relativity Space, Inc., Series D, preferred shares[2,4,5,11]	39,166	—	—	—	(7,824)	—	—
Relativity Space, Inc., Series E, preferred shares[2,4,5,11]	8,481	—	—	—	(1,695)	—	—
Einride AB, Series A, preferred shares[2,4,5,11]	547	—	—	—	(119)	—	—
Einride AB, Series B, preferred shares[2,4,5,11]	60,860	—	—	—	(13,283)	—	—
						—
Health care 0.02%
Bluestar Genomics, Inc., Series C, 5.00% noncumulative preferred shares[2,4,5]	9,814	—	—	—	1,516	11,330	—
Financials 0.06%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[2,4,5]	57,732	—	—	—	(14,053)	43,679	—
Total preferred securities						95,709
Convertible stocks 0.02%
Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[4,5]	10,163	—	—	—	1,249	11,412	—
Convertible bonds & notes 0.00%
Health care 0.00%
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[4,5]	—	2,000	—	—	—	2,000	108
Einride AB, convertible notes, 7.00% 2023[12]	1,895	—	1,500	—	(395)	—	32
						2,000
Short-term securities 6.99%
Money market investments 6.74%
Capital Group Central Cash Fund 5.15%[8]	4,775,818	4,259,806	4,505,470	(115)	1,047	4,531,086	139,581
Money market investments purchased with collateral from securities on loan 0.25%
Capital Group Central Cash Fund 5.15%[8,9]	290,972		124,755 [13]			166,217	— [14]
Total short-term securities						4,697,303
Total 33.39%				$(212,146)	$4,460,482	$22,449,939	$260,087
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Series C2,4	5/1/2015	$12,720	$73,046	.11%
Einride AB, Series B, preferred shares[2,4]	3/23/2021-5/6/2021	18,753	47,577.07
Einride AB2,4	7/16/2021-2/1/2023	10,542	15,624.02
Einride AB, Series A, preferred shares[2,4]	10/11/2021	311	428	.00 [15]
Pine Labs Pte., Ltd.[2,4]	5/12/2021	28,710	30,443.05
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4]	5/12/2021	21,291	22,576.03
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[1,2,4]	1/28/2021	48,694	43,679.07
Outreach Corp., Series G, preferred shares[2,4]	5/27/2021	45,482	41,291.06
SMALLCAP World Fund — Page 23 of 29

unaudited
Restricted securities5 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Skyryse, Inc., Series B, preferred shares[1,2,4]	10/21/2021	$40,700	$40,700	.06%
Laronde, Inc., Series B, 6.00% preferred shares[2,4]	8/10/2021	50,000	40,411.06
Relativity Space, Inc., Series D, preferred shares[2,4]	11/20/2020	32,000	31,342.05
Relativity Space, Inc., Series E, preferred shares[2,4]	5/27/2021	10,600	6,786.01
PsiQuantum Corp., Series D, preferred shares[2,4]	5/28/2021	35,000	35,766.05
Boku, Inc.[1,2,3]	2/11/2021-9/21/2021	48,584	35,490.05
QuintoAndar, Ltd., Series E-1, preferred shares[2,4]	12/20/2021	50,000	35,178.05
KRY International AB, Series E1, preferred shares[2,4]	5/13/2021	51,891	27,893.04
KRY International AB, Series A2,4	5/13/2021	8,533	4,828.01
TAE Technologies, Inc., Series G2, 4.00% cumulative convertible preferred shares[4]	7/7/2022	30,000	30,000.04
Dock, Ltd.[2,4]	10/19/2020	26,000	27,037.04
SiFive, Inc., Series F, preferred shares[2,4]	3/16/2022	25,000	25,922.04
ABL Space Systems Co., Series B, preferred shares[2,4]	3/24/2021	35,000	24,815.04
ANDPAD, Inc., Series D, preferred shares[2,4]	6/30/2022	19,506	23,339.03
StockX, Inc., Series E-1, preferred shares[2,4]	4/15/2021	20,000	10,831.02
StockX, Inc.[2,4]	4/5/2021	14,682	7,886.01
StockX, Inc., Series AA, preferred shares[2,4]	4/5/2021	5,203	2,795	.00 [15]
StockX, Inc., Series B, preferred shares[2,4]	4/5/2021	281	151	.00 [15]
Patreon, Inc., Series E, preferred shares[2,4]	9/1/2020	11,944	14,292.02
Patreon, Inc., Class B2,4	10/26/2020-10/27/2020	3,255	3,888.01
Patreon, Inc., Series Seed, preferred shares[2,4]	9/16/2020	2,790	3,339	.00 [15]
Yotpo, Ltd., Series F, preferred shares[2,4]	2/25/2021	18,329	11,333.02
Yotpo, Ltd.[2,4]	3/16/2021	5,475	3,563.01
Yotpo, Ltd., Series B, preferred shares[2,4]	3/16/2021	2,322	1,511	.00 [15]
Yotpo, Ltd., Series C, preferred shares[2,4]	3/16/2021	2,211	1,439	.00 [15]
Yotpo, Ltd., Series A-1, preferred shares[2,4]	3/16/2021	1,483	965	.00 [15]
Yotpo, Ltd., Series A, preferred shares[2,4]	3/16/2021	723	470	.00 [15]
Yotpo, Ltd., Series C-1, preferred shares[2,4]	3/16/2021	613	399	.00 [15]
Yotpo, Ltd., Series D, preferred shares[2,4]	3/16/2021	341	222	.00 [15]
Yotpo, Ltd., Series B-1, preferred shares[2,4]	3/16/2021	273	178	.00 [15]
WorkRise Technologies, Inc., Series E, preferred shares[2,4]	3/8/2021	40,000	19,839.03
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4]	5/13/2022-7/18/2022	23,685	18,641.03
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4]	2/18/2022	12,179	15,922.03
Tarana Wireless, Inc.[4]	6/27/2023	1,000	1,000	.00 [15]
Bluestar Genomics, Inc., Series C, 5.00% noncumulative preferred shares[1,2,4]	4/26/2021	15,101	11,330.02
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[1,4]	12/1/2022	2,000	2,000	.00 [15]
Kandou Holding SA, Series D, preferred shares[2,4]	11/17/2021	15,000	12,750.02
RealSelf, Inc., Series C, convertible preferred shares[1,4]	4/18/2018	19,000	11,412.02
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4]	2/24/2021	7,000	6,408.01
Foursquare Labs, Inc., Series A2,4	12/3/2013	20,000	2,562	.00 [15]
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4]	8/22/2014	— [6]	15	.00 [15]
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[2,4]	2/7/2020	9,000	294	.00 [15]
Total		$903,207	$829,606	1.23%

SMALLCAP World Fund — Page 24 of 29

unaudited
[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $1,568,999,000, which represented 2.33% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $829,606,000, which represented 1.23% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $169,507,000, which represented .25% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 6/30/2023.
[9]	Security purchased with cash collateral from securities on loan.
[10]	This security changed its name during the reporting period.
[11]	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2023. Refer to the investment portfolio for the security value at 6/30/2023.
[12]	Affiliated issuer during the reporting period but no longer held at 6/30/2023.
[13]	Represents net activity.
[14]	Dividend income is included with securities lending income and is not shown in this table.
[15]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
SMALLCAP World Fund — Page 25 of 29

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2023 (dollars in thousands):
SMALLCAP World Fund — Page 26 of 29

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$6,536,522	$7,425,408	$15,624	$13,977,554
Consumer discretionary	7,572,899	4,877,669	7,886	12,458,454
Information technology	5,267,673	4,766,328	57,692	10,091,693
Health care	6,164,402	2,530,754	4,828	8,699,984
Financials	3,468,612	3,225,865	30,443	6,724,920
Materials	936,742	1,697,793	—	2,634,535
Consumer staples	979,436	1,244,962	—	2,224,398
Communication services	950,288	890,460	—	1,840,748
Energy	1,252,079	421,296	105,093	1,778,468
Real estate	757,006	375,775	—	1,132,781
Utilities	288,691	182,780	132	471,603
Preferred securities	—	—	564,890	564,890
Rights & warrants	45	108,892	15	108,952
Convertible stocks	—	—	58,334	58,334
Convertible bonds & notes	—	—	2,000	2,000
Short-term securities	5,228,395	—	—	5,228,395
Total	$39,402,790	$27,747,982	$846,937	$67,997,709
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
June 30, 2023 (dollars in thousands):
	Beginning value at 10/1/2022	Transfers into Level 3*	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3*	Ending value at 6/30/2023
Investment securities	$898,553	$29,272	$4,604	$(48,623)	$(61,460)	$35,555	$(10,964)	$846,937
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2023								$(38,251)
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
SMALLCAP World Fund — Page 27 of 29

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common Stocks	$221,698	Market comparable companies	EV/Gross Profit multiple	18.5x	18.5x	Increase
			EV/Sales multiple	2.7x - 8.0x	4.4x	Increase
			Net adjustment (decrease) based on movement of market comparables	30% - 71%	49%	Decrease
			DLOM	25% - 30%	28%	Decrease
		Market approach	DLOM	30%	30%	Decrease
			Transaction price	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
		Discounted cash flow	Discount rate	6%	6%	Decrease
Preferred securities	564,890	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to transaction price	15% - 53%	36%	Decrease
		Discounted cash flow	WACC	10% - 20%	14%	Decrease
			Risk discount	15% - 95%	49%	Decrease
		Market comparable companies	EV/Sales multiple	2.7x - 14.1x	10.1x	Increase
			EV/Gross Profit multiple	13.6x - 18.5x	16.0x	Increase
			Price/Sales multiple	9.5x	9.5x	Increase
			Net adjustment (decrease) based on movement of market comparables	30% - 71%	42%	Decrease
			Net adjustment (increase) based on movement of market comparables	4% - 40%	18%	Increase
			DLOM	15% - 30%	19%	Decrease
		Inputs to market comparables and discounted cash flow	Weight ascribed to market comparables	50%	50%	Not applicable
			Weight ascribed to discounted cash flow	50%	50%	Not applicable
Rights & warrants	15	Black-Scholes	Underlying share price	Not applicable	Not applicable	Not applicable
			Implied volatility	30%	30%	Increase
Convertible stocks	58,334	Market comparable companies	EV/Sales multiple	6.4x	6.4x	Increase
			DLOM	18%	18%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Convertible bonds & notes	2,000	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Total	$846,937
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
ADR = American Depositary Receipts	EV = Enterprise value	SDR = Swedish Depositary Receipts
CAD = Canadian dollars	GDR = Global Depositary Receipts	USD = U.S. dollars
CDI = CREST Depository Interest	NOK = Norwegian kroner	WACC = Weighted average cost of capital
DLOM = Discount for lack of marketability	REIT = Real Estate Investment Trust
SMALLCAP World Fund — Page 28 of 29

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-035-0823O-S96449
SMALLCAP World Fund — Page 29 of 29